Intangible Assets - Schedule of Goodwill for Cash Generating Units (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,199	£ 1,203
Personal Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate	16.60%	13.60%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Private Banking
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate	15.30%	16.30%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Other
Disclosure of information for cash-generating units [line items]
Goodwill	£ 0	£ 4
Discount rate		13.60%
Growth rate beyond initial cash flow projections		1.60%